Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2019
Registrant Name	dei_EntityRegistrantName	Legg Mason ETF Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001645194
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2020
Prospectus Date	rr_ProspectusDate	Nov. 29, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A